SUMMARY OF RESTRICTED STOCK UNITS ACTIVITY (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Outstanding Beginning	40,172
Weighted Average Grant Date Fair Value, Outstanding Beginnning	$ 14.10
Number of shares, Granted	524,730	50,604
Weighted Average Grant Date Fair Value, Granted	$ 3.63	$ 1.41
Number of shares, Canceled	(39,166)	(7,973)
Weighted Average Grant Date Fair Value, Canceled	$ 5.60
Number of shares, Vested	(525,736)	(2,458)
Weighted Average Grant Date Fair Value, Vested	$ 4.14
Number of shares, Outstanding Endiing		40,172
Weighted Average Grant Date Fair Value, Outstanding Ending		$ 1.41
Weighted Average Grant Date Fair Value, Outstanding Ending		$ 14.10